CONSOLIDATED FINANCIAL STATEMENTS - Joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint ventures
Net income (loss)	R$ 2,326,382	R$ (338,667)	R$ (2,885,929)
Total comprehensive income (loss)	2,713,308	(298,366)	(7,773,542)
Joint ventures
Joint ventures
Net income (loss)	(16,403)	(91,553)	(126,723)
Total comprehensive income (loss)	R$ (16,403)	R$ (91,553)	R$ (126,723)
Bradley Steel Processors
Joint ventures
Equity interest in joint venture	50.00%	50.00%	50.00%
MRM Guide Rail
Joint ventures
Equity interest in joint venture	50.00%	50.00%	50.00%
Gerdau Corsa S.A.P.I de C.V.
Joint ventures
Equity interest in joint venture	50.00%	50.00%	50.00%
Gerdau Metaldom Corp.
Joint ventures
Equity interest in joint venture	50.00%	45.00%	45.00%
Gerdau Summit Aos Fundidos e Forjados S.A.
Joint ventures
Equity interest in joint venture	58.73%	58.73%
Diaco S.A.
Joint ventures
Equity interest in joint venture	49.87%	49.87%
Juntos Somos Mais Fidelizao S.A.
Joint ventures
Equity interest in joint venture	27.50%